NOTE 8 - SUPPLEMENTARY STATEMENT OF OPERATIONS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Schedule of Financial Income	Financial Income
	December 31,
	2 0 2 0	2 0 1 9

Interest income	49	25
Income (expense) from revaluation of deposits	(24)	24
	25	49